Net Loss From Continuing Operations - Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	$ 96,641	$ 97,798	$ 93,875
Costs of revenues
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	88,787	88,542	85,147
Sales and marketing
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	2,713	3,409	3,076
General and administrative
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	3,983	4,518	4,339
Research and development
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	$ 1,158	$ 1,329	$ 1,313